PREMISES AND EQUIPMENT (Details) (USD $)										12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Land	Dec. 31, 2012 Land	Dec. 31, 2013 Buildings	Dec. 31, 2012 Buildings	Dec. 31, 2013 Furniture, fixtures and equipment	Dec. 31, 2012 Furniture, fixtures and equipment	Dec. 31, 2013 Construction in Progress Property	Dec. 31, 2012 Construction in Progress
Premises and Equipment [Line Items]
Premises and equipment, gross		$ 23,050,000	$ 20,837,000	$ 1,794,000	$ 1,544,000	$ 9,711,000	$ 10,056,000	$ 9,827,000	$ 9,051,000	$ 1,718,000	$ 186,000
Less: Accumulated depreciation		11,406,000	10,729,000
Premises and equipment, net	11,832,000	11,644,000	10,108,000
Premises and equipment, gross increase										1,500,000
Number of properties										3
Purchase of property										$ 1,400,000